Litigation (Details) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended
	Oct. 03, 2013 USD ($)	Dec. 31, 2008 Former Employee [Member] USD ($)	Dec. 31, 2008 Former Employee [Member] ILS	Jul. 31, 2011 Former Supplier [Member] USD ($)	Jul. 31, 2011 Former Supplier [Member] EUR (€)	Oct. 31, 2007 Former Supplier [Member] USD ($)	Oct. 31, 2007 Former Supplier [Member] EUR (€)
Claiming damages interest and legal and litigation costs		$ 159	552	$ 951	€ 690	$ 780	€ 566
Percentage of maintaining equity interest		1.45%	1.45%
Loss contingency demanded on termination		441	127
Legal fees	$ 450		55